TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of aged analysis of the trade and other payables [Table Text Block]
As at	December 31, 2023	December 31, 2022
Total Accounts Payable	$2,426,556	$2,053,426
Accrued Liabilities	889,090	580,485
Total Trade and Other Payables	$3,315,646	$2,633,911